Income Taxes (Reconciliation of liabilities associated with uncertain tax positions) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Income Taxes [Abstract]
Balance as of January 1	$ 1,321	7,996	5,504	3,483
Increase related to current year tax positions	699	4,235	2,492	2,021
Balance as of December 31	$ 2,020	12,231	7,996	5,504